RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 212,922,513	$ 202,991,372
Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	17,392,393	18,279,480
Debt Securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Debt Securities | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,614,134	15,745,530
Debt Securities | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	13,738,560	12,994,431
Debt Securities | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,390,984	1,639,484
Debt Securities | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	463,305	412,834
Debt Securities | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	21,285	698,781
Trading equity securities
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Trading equity securities | Other Financial Instruments [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,228,423	1,639,949
Trading equity securities | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	320,034	349,425
Trading equity securities | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	8,655	1,749
Trading equity securities | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	637	6,496
Trading equity securities | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	899,097	1,282,279
Derivative financial instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	549,836	894,001
Derivative financial instruments [member] | Low Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	527,427	867,639
Derivative financial instruments [member] | Medium Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	2,910	135
Derivative financial instruments [member] | High Risk [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	755	429
Derivative financial instruments [member] | Without Rating [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 18,744	$ 25,798